Goldman Sachs Income Fund Annual Fund Operating Expenses - Class A C Inst Inv R6 Shares [Member] - Goldman Sachs Income Fund	Mar. 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 29, 2027 or through the time of the closing of the Conversion, whichever is earlier
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%	[1]
Component1 Other Expenses	0.00%	[2]
Component3 Other Expenses	0.43%
Other Expenses (as a percentage of Assets):	0.43%	[3]
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.59%)	[4]
Net Expenses (as a percentage of Assets)	0.64%
Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.75%	[1]
Component1 Other Expenses	0.25%	[2]
Component3 Other Expenses	0.43%
Other Expenses (as a percentage of Assets):	0.68%	[3]
Expenses (as a percentage of Assets)	1.98%
Fee Waiver or Reimbursement	(1.34%)	[4]
Net Expenses (as a percentage of Assets)	0.64%
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%	[1]
Component1 Other Expenses	0.00%	[2]
Component3 Other Expenses	0.35%
Other Expenses (as a percentage of Assets):	0.35%	[3]
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.34%)	[4]
Net Expenses (as a percentage of Assets)	0.56%
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%	[1]
Component1 Other Expenses	0.00%	[2]
Component3 Other Expenses	0.43%
Other Expenses (as a percentage of Assets):	0.43%	[3]
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.34%)	[4]
Net Expenses (as a percentage of Assets)	0.64%
Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%	[1]
Component1 Other Expenses	0.00%	[2]
Component3 Other Expenses	0.34%
Other Expenses (as a percentage of Assets):	0.34%	[3]
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.34%)	[4]
Net Expenses (as a percentage of Assets)	0.55%

[1]	Effective since April 30, 2026, all Distribution and/or Service (Rule 12b-1) Plan fees on all applicable share classes of the Income Fund have been waived.
[2]	Effective since April 30, 2026, all Service and/or Shareholder Administration Plan fees on all applicable share classes of the Income Fund have been waived.
[3]	The “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[4]	The Investment Adviser has agreed to (i) waive a portion of the management fee in order to achieve an effective net management fee rate of 0.50% as an annual percentage rate of average daily net assets of the Fund; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. These arrangements will remain in effect through at least July 29, 2027 or through the time of the closing of the Conversion, whichever is earlier, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.